INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.    INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Customer
			relationships,
			brand names,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2022	$1,809.3	$1,539.7	$77.4	$3,426.4
Additions[1,3]	9.9	93.1	53.6	156.6
Net change in additions financed with non-cash balances[4]	—	(12.6)	8.9	(3.7)
Business acquisitions (note 6)	791.7	89.9	296.1	1,177.7
Reclassification	—	72.0	(72.0)	—
Retirement, disposals and other	—	(30.0)	—	(30.0)
Balance as of December 31, 2023	2,610.9	1,752.1	364.0	4,727.0
Additions[2,3]	298.9	28.1	91.5	418.5
Net change in additions financed with non-cash balances[4]	—	(92.3)	0.4	(91.9)
Reclassification	—	52.7	(52.7)	—
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	$2,909.8	$1,713.9	$403.2	$5,026.9

Accumulated amortization and impairment losses

Balance as of December 31, 2022	$247.7	$1,002.4	$13.6	$1,263.7
Amortization	—	167.1	26.9	194.0
Retirement, disposals and other	—	(30.0)	—	(30.0)
Balance as of December 31, 2023	247.7	1,139.5	40.5	1,427.7
Amortization	—	188.0	36.6	224.6
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	$247.7	$1,300.8	$77.1	$1,625.6

Net carrying amount
As of December 31, 2023	$2,363.2	$612.6	$323.5	$3,299.3
As of December 31, 2024	2,662.1	413.1	326.1	3,401.3
1	In 2023, Videotron acquired spectrum licences in the 600 MHz band in Manitoba and in the 3500 MHz band in Québec.
2	In 2024, Videotron acquired 305 blocks of spectrum in the 3800 MHz band across the country.
3	Net of government credits received for large investment projects ($36.6 million in 2024 and none in 2023).
4	Includes also the net change in government credits receivable for large investment projects (increases of $92.4 million in 2024 and $4.8 million in 2023).

The net carrying value of intangible assets with an indefinite useful life, mainly spectrum licences and brand names, was $2,760.9 million as of December 31, 2024 ($2,462.0 million as of December 31, 2023).